Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000236658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000236658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000236658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000236658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000236658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000236658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236658 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236658 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000242915 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242915 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242915 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000242915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000242915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000242915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000242915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242915 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000242915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000242915 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242915 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242915 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000242915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242915 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242915 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242915 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242915 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000255873 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255873 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255873 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255873 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255873 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255873 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000255873 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000255873 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255873 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255873 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255873 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255873 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255873 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255873 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255873 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000255873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255873 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000255873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000255873 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000255873 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255873 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255873 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000255874 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255874 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255874 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000255874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000255874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000255874 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000255874 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000255874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000255874 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255874 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000255874 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000255875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000255875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000255875 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255875 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255875 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255875 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000242914 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000242914 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[1]
C000242914 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[1]
C000242914 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[1]
C000242914 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[1]
C000242914 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000242914 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000242914 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000242914 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000242914 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242914 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242914 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000242914 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000242914 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242914 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236659 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000236659 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000236659 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[2]
C000236659 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000236659 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000236659 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[2]
C000236659 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000236659 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000236659 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000236659 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000236659 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236659 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236659 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000236659 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236659 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236659 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236659 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236659 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000236659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236661 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000236661 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%	[3]
C000236661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000236661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[3]
C000236661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[3]
C000236661 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000236661 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000236661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000236661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000236661 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000236661 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000236660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000236660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000236660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236660 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236660 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%

[1]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.